UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES (9.1%)
$325,000	Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.01%, 3/15/22	$321,866
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	198,815
235,674	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	233,936
350,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.27%, 7/15/21	348,661
225,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	221,775
88,422	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (1)	88,315
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (1)	247,837
300,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	301,678
260,000	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (1)	260,095
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	198,941
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	147,957
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	198,943
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	99,586
300,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (1)	299,851
130,565	GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20	130,314
200,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (1)	199,846
150,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (1)	148,696
330,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (1)	332,523
105,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	104,457
450,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	446,211
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.21%, 9/15/21 (1)	223,867
163,905	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/21	162,914
110,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	109,867
	TOTAL ASSET-BACKED SECURITIES (Cost $4,999,122) (9.1%)	5,026,951
COMMERCIAL MORTGAGE-BACKED SECURITIES (11.5%)
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	255,291
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	154,488
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	355,278
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	155,259
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	156,767
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (2)	205,401
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (2)	152,668
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	202,294
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (2)	257,660
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	155,727
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	306,091
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	256,948
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	263,020
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (1)(2)	253,503
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.15%, 4/25/46 (1)(2)	200,107
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.74%, 9/25/46 (1)(2)	153,216
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (1)(2)	202,079
248,829	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	231,182
258,162	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	243,141
215,729	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	217,969
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	129,982
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	253,093

1

March 31, 2019

$82,971	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 3.19%, 9/20/34 (2)	$81,727
99,264	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	98,799
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	178,810
280,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	275,075
192,678	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	190,827
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	101,994
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	253,893
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	203,430
200,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	202,847
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,377,628) (11.5%)	6,348,566
CORPORATE BONDS & NOTES (35.7%)
	BASIC MATERIALS (1.0%)
	CHEMICALS (0.7%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	232,841
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	179,118
		411,959
	IRON & STEEL (0.3%)
150,000	ArcelorMittal, Senior Unsecured Notes, 4.55%, 3/11/26 (3)	153,289
		565,248
	COMMUNICATIONS (4.3%)
	INTERNET (1.1%)
225,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	261,947
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	160,627
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)(3)	200,117
		622,691
	MEDIA (1.5%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	184,656
275,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	289,448
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	157,901
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	199,186
		831,191
	TELECOMMUNICATIONS (1.7%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	204,646
175,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48 (3)	199,029
250,000	Telefonica Emisiones S.A., Guaranteed Notes, 5.88%, 7/15/19	252,094
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	264,248
		920,017
		2,373,899
	CONSUMER, CYCLICAL (1.6%)
	AUTO MANUFACTURERS (0.3%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	198,938
	AUTO PARTS & EQUIPMENT (0.3%)
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	149,250
	HOME BUILDERS (0.6%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	151,245
200,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	206,000
		357,245
	HOME FURNISHINGS (0.4%)
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25	200,676
		906,109
	CONSUMER, NON-CYCLICAL (4.1%)
	BEVERAGES (0.8%)
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	269,610
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	159,075
		428,685
	BIOTECHNOLOGY (0.3%)
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	160,552
	COMMERCIAL SERVICES (0.7%)
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	210,124

2

Schedule of Investments (unaudited) (continued)

$150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	$151,500
		361,624
	HEALTHCARE PRODUCTS (0.8%)
213,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	221,419
225,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	229,397
		450,816
	HEALTHCARE SERVICES (0.8%)
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	151,558
150,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	168,508
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	150,811
		470,877
	PHARMACEUTICALS (0.7%)
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	208,921
200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	205,807
		414,728
		2,287,282
	ENERGY (3.8%)
	OIL & GAS (2.3%)
225,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	232,916
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	151,849
200,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (1)	214,809
200,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	206,156
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	208,620
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	245,042
		1,259,392
	PIPELINES (1.5%)
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (3)	258,249
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	146,183
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	251,575
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	166,842
		822,849
		2,082,241
	FINANCIAL (15.7%)
	BANKS (8.4%)
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	206,016
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	175,306
200,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	201,702
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	149,960
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	165,275
250,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	259,798
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	204,819
150,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	150,507
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	121,908
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	257,628
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	246,229
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	154,175
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	206,447
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (2)	146,240
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (3)	251,194
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	151,918
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	249,899
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	250,193
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	254,961
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	149,479
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	260,970
200,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 3.35%, 5/24/21	202,264
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	250,331
		4,667,219
	DIVERSIFIED FINANCIAL SERVICES (3.4%)
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	150,254

3

March 31, 2019

$175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	$164,666
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.63%, 3/30/25	152,250
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	203,169
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	156,188
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	254,563
200,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29 (3)	207,730
200,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	199,745
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	257,312
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	150,031
		1,895,908
	INSURANCE (1.1%)
200,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	211,588
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	228,652
150,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (2)	151,807
		592,047
	REITS (2.8%)
175,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	178,155
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	207,281
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	210,656
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	251,328
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	254,177
300,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	314,203
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	154,569
		1,570,369
		8,725,543
	INDUSTRIAL (1.8%)
	AEROSPACE & DEFENSE (0.8%)
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	262,920
150,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	155,788
		418,708
	MACHINERY DIVERSIFIED (0.4%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	207,000
	MISCELLANEOUS MANUFACTURERS (0.6%)
150,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	153,962
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	201,418
		355,380
		981,088
	TECHNOLOGY (0.6%)
	SEMICONDUCTORS (0.3%)
150,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.10%, 3/15/29	152,662
	SOFTWARE (0.3%)
150,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	170,029
		322,691
	UTILITIES (2.8%)
	ELECTRIC (2.4%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	107,134
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	209,594
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	151,666
250,000	Florida Power & Light Co., 4.95%, 6/1/35	285,424
250,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	257,131
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	195,756
125,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	123,640
		1,330,345
	GAS (0.4%)
200,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	212,358
		1,542,703
	TOTAL CORPORATE BONDS & NOTES (Cost $19,378,130) (35.7%)	19,786,804
FOREIGN GOVERNMENT OBLIGATIONS (1.6%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	202,945
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	250,711
150,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (3)	152,505
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	156,675

4

Schedule of Investments (unaudited) (continued)

$125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	$136,376
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $888,702) (1.6%)	899,212
LONG-TERM MUNICIPAL SECURITIES (3.1%)
	CALIFORNIA (0.3%)
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	88,179
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	102,076
		190,255
	DISTRICT OF COLUMBIA (0.5%)
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	274,345
	MICHIGAN (0.4%)
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	206,682
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	224,251
	TEXAS (1.5%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	273,717
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	538,455
		812,172
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,641,196) (3.1%)	1,707,705
U.S. GOVERNMENT AGENCY OBLIGATIONS (18.4%)
58,760	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	62,180
336,203	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	348,943
71,685	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	74,408
222,574	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	232,375
122,405	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	125,103
213,388	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	216,928
108,167	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	112,467
66,210	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	67,670
84,172	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	87,369
109,487	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	111,901
229,742	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	228,733
271,943	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	272,093
421,502	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	435,413
969,917	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	1,000,675
250,000	FNMA, 2.38%, 1/19/23	250,673
250,000	FNMA, 2.63%, 9/6/24	253,646
540,000	FNMA, 1.88%, 9/24/26	516,511
—	FNMA Pool #623503, 6.00%, 2/1/17	—
165,411	FNMA Pool #AB2346, 4.50%, 2/1/41	174,877
123,147	FNMA Pool #AB5231, 2.50%, 5/1/27	123,079
134,110	FNMA Pool #AB5716, 3.00%, 7/1/27	135,856
201,358	FNMA Pool #AB8144, 5.00%, 4/1/37	215,386
130,971	FNMA Pool #AI4285, 5.00%, 6/1/41	141,271
103,543	FNMA Pool #AJ5888, 4.50%, 11/1/41	109,217
201,286	FNMA Pool #AQ0287, 3.00%, 10/1/42	201,421
319,893	FNMA Pool #AR6394, 3.00%, 2/1/43	320,107
325,272	FNMA Pool #AS5892, 3.50%, 10/1/45	330,887
102,503	FNMA Pool #AS6102, 3.50%, 11/1/45	104,273
181,104	FNMA Pool #AS6205, 3.50%, 11/1/45	184,230
140,712	FNMA Pool #AS6385, 4.00%, 12/1/45	145,513
254,424	FNMA Pool #AS9459, 4.50%, 4/1/47	266,195
176,540	FNMA Pool #AS9562, 3.00%, 5/1/47	175,961
193,872	FNMA Pool #AU1847, 3.00%, 9/1/43	194,002
183,920	FNMA Pool #AU4279, 3.00%, 9/1/43	184,043
238,555	FNMA Pool #AV0703, 4.00%, 12/1/43	247,089
105,413	FNMA Pool #AW7362, 2.50%, 8/1/29	104,901
183,885	FNMA Pool #AX0416, 4.00%, 8/1/44	190,207
148,916	FNMA Pool #AX9013, 3.50%, 2/1/45	151,487
155,313	FNMA Pool #AY1670, 3.50%, 2/1/45	158,017
86,947	FNMA Pool #AY2728, 2.50%, 2/1/30	86,524
154,141	FNMA Pool #AY4195, 4.00%, 5/1/45	159,397
188,104	FNMA Pool #BA3885, 3.50%, 11/1/45	191,351
215,701	FNMA Pool #BD8213, 3.00%, 9/1/46	215,044
177,963	FNMA Pool #MA0641, 4.00%, 2/1/31	185,004
235,411	FNMA Pool #MA3238, 3.50%, 1/1/48	239,040
448,288	FNMA Pool #MA3614, 3.50%, 3/1/49	454,770
65,650	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	64,168
82,153	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	81,403
103,216	GNMA II Pool #5332, 4.00%, 3/20/42	107,469
109,731	GNMA II Pool #MA1520, 3.00%, 12/20/43	110,404

5

March 31, 2019

$75,657	GNMA II Pool #MA2445, 3.50%, 12/20/44	$77,441
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,338,308) (18.4%)	10,227,122
U.S. TREASURY OBLIGATIONS (15.6%)
	U.S. TREASURY NOTES & BONDS (15.6%)
270,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (3)	350,916
620,000	U.S. Treasury Bonds, 4.38%, 2/15/38	784,421
60,000	U.S. Treasury Bonds, 3.50%, 2/15/39	67,985
200,000	U.S. Treasury Bonds, 3.88%, 8/15/40	238,148
55,000	U.S. Treasury Bonds, 2.75%, 8/15/42	54,768
2,589,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,678,704
780,000	U.S. Treasury Notes, 2.13%, 6/30/21 (3)	777,441
1,015,000	U.S. Treasury Notes, 1.75%, 2/28/22	1,000,964
860,000	U.S. Treasury Notes, 1.38%, 6/30/23	829,934
800,000	U.S. Treasury Notes, 2.25%, 11/15/24	798,438
270,000	U.S. Treasury Notes, 1.63%, 5/15/26	257,544
800,000	U.S. Treasury Notes, 2.75%, 2/15/28	822,812
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,366,447) (15.6%)	8,662,075
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,366,447) (15.6%)	8,662,075
EXCHANGE-TRADED FUND (3.2%)
20,600	iShares iBoxx High Yield Corporate Bond ETF (3)	1,781,282
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,764,965) (3.2%)	1,781,282

Shares		Value
SHORT-TERM INVESTMENTS (8.0%)
	MONEY MARKET FUNDS (8.0%)
722,764	State Street Institutional Liquid Reserves Fund	722,764
3,718,625	State Street Navigator Securities Lending Government Money Market Portfolio (4)	3,718,625
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,441,491) (8.0%)	4,441,389
	TOTAL INVESTMENT SECURITIES (106.2%) (Cost $58,195,989)	$58,881,106
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.2%)		(3,447,633)
NET ASSETS (5) (100%)		$55,433,473

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of March 31, 2019, the market value of the securities on loan was $4,772,896.
(4)	Securities with an aggregate market value of $4,772,896 were out on loan in exchange for $3,718,625 of cash collateral as of March 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $58,195,989, aggregate gross unrealized appreciation was $992,291, aggregate gross unrealized depreciation was $307,174 and the net unrealized appreciation was $685,117.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TIPS	Treasury Inflation Prorated Security

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$5,026,951	$—	$5,026,951
Commercial Mortgage-Backed Securities	—	6,348,566	—	6,348,566
Corporate Bonds & Notes*	—	19,786,804	—	19,786,804
Foreign Government Obligations	—	899,212	—	899,212
Long-Term Municipal Securities*	—	1,707,705	—	1,707,705
U.S. Government Agency Obligations	—	10,227,122	—	10,227,122
U.S. Treasury Obligations	—	8,662,075	—	8,662,075
Exchange-Traded Fund	1,781,282	—	—	1,781,282
Short-Term Investments	4,441,389	—	—	4,441,389
Total Investments in Securities	$6,222,671	$52,658,435	$—	$58,881,106

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019